REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Premiums earned:
Gross amounts, including reinsurance assumed	$ 2,089	$ 1,441	$ 4,150	$ 2,528
Reinsurance ceded	(573)	(342)	(1,103)	(629)
Net amount	1,516	1,099	3,047	1,899
Other policy revenue:
Gross amounts, including reinsurance assumed	203	103	315	200
Reinsurance ceded	(3)	0	(3)	0
Net amount	200	103	312	200
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	(2,013)	(1,377)	(3,742)	(2,217)
Reinsurance ceded	498	244	813	342
Net amount	(1,515)	(1,133)	(2,929)	(1,875)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	(521)	(215)	(810)	(403)
Reinsurance ceded	99	59	203	160
Net amount	(422)	(156)	(607)	(243)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	(161)	14	(192)	8
Reinsurance ceded	(7)	0	(7)	0
Net amount	$ (168)	$ 14	$ (199)	$ 8